Shareholders' Equity	3 Months Ended
Mar. 31, 2026
Shareholders' Equity
Shareholders' Equity

12. Shareholders’ Equity

The authorized share capital of the Company amounting to € 13,600,000 consists of 170,000,000 ordinary shares and 170,000,000 preference shares with a par value of € 0.04 per share. At March 31, 2026, 107,710,916 ordinary shares were issued, which is comprised of 105,362,551 ordinary shares fully paid and outstanding as well as 2,348,365 ordinary shares held by the Company as treasury shares (December 31, 2025: 2,349,852). These treasury shares are issued and not outstanding.

In September 2024, the Company filed a shelf registration statement on Form F-3, which permitted: (a) the offering, issuance and sale by the Company of up to a maximum aggregate offering price of $ 300,000,000 of its ordinary shares, warrants and/or units; and (b) as part of the $ 300,000,000, the offering, issuance and sale by the Company of up to a maximum aggregate offering price of $ 75,000,000 of its ordinary shares that may be issued and sold under a sales agreement (the “sales agreement”) with Cantor Fitzgerald & Co. (“Cantor”) in one or more at-the-market (“ATM”) offerings. The Company will pay Cantor a commission equal to 3% of the gross proceeds of the sales price of all ordinary shares sold through it as sales agent under the sale agreement. As of March 31, 2026 no shares have been issued pursuant to this ATM facility.

In October 2024, the Company consummated an underwritten public offering of 18,000,000 ordinary shares (the “offering”) at a public offering price of $ 3.50 per share (the “public offering price”). In addition, the Company granted the underwriters a 30-day option to purchase up to 2,700,000 additional ordinary shares at the public offering price, less underwriting discounts and commissions. The option was partially exercised on October 31, 2024, resulting in the issuance of 1,940,072 shares. The gross proceeds from the Offering and subsequent partial exercise of the underwriters’ option, amounted to $ 69,790,000 (€ 64,600,000) while the transaction costs amounted to approximately € 4,365,000, resulting in net proceeds of approximately € 60,235,000.

Concurrently with the Offering, the Company entered into a share purchase agreement with Lilly in a separately negotiated transaction (the “concurrent private placement”), pursuant to which the Company agreed to offer and sell, and Lilly agreed to purchase, 3,523,538 ordinary shares at a price per share equal to the public offering price, for total gross proceeds of approximately $ 12,300,000, subject to a purchase price cap of $ 15,000,000, the consummation of the Offering and the satisfaction of other customary closing conditions. The proceeds of $ 12,300,000 (€ 11,400,000) from the concurrent private placement were received on October 25, 2024. The ordinary shares purchased in the concurrent private placement are not subject to any underwriting discounts or commissions.

Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations.

Share options

The Company operates an equity-settled share-based compensation plan, which was introduced in 2013. Options and Restricted Stock Units (“RSUs”) may be granted to employees, members of the Board and consultants. The compensation expenses included in operating costs for this plan in the three month period ended March 31, 2026 were € 1,428,000 (three month period ended March 31, 2025: € 758,000), of which € 1,038,000 was recorded in general and administrative costs (three month period ended March 31, 2025: € 566,000) and € 390,000 was recorded in research and development costs (three month period ended March 31, 2025: € 192,000).